American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2020

High-Yield - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.1%
Aerospace and Defense — 2.6%
Boeing Co. (The), 5.15%, 5/1/30	1,000,000	1,117,824
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	130,766
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	159,159
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	129,953
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	199,996
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	181,027
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,001,100
TransDigm, Inc., 6.375%, 6/15/26	520,000	476,195
		3,396,020
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.75%, 8/15/24(1)	100,000	105,020
Airlines — 0.4%
United Airlines Holdings, Inc., 5.00%, 2/1/24	555,000	453,366
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	141,129
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	519,582
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	160,581
		821,292
Automobiles — 1.1%
Ford Motor Co., 8.50%, 4/21/23	1,080,000	1,144,125
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	288,660
		1,432,785
Banks — 0.3%
CIT Group, Inc., 5.00%, 8/1/23	250,000	255,626
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	141,960
		397,586
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	113,081
Griffon Corp., 5.75%, 3/1/28	800,000	792,000
Standard Industries, Inc., 4.75%, 1/15/28(1)	135,000	137,249
		1,042,330
Capital Markets — 1.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	787,000	761,914
LPL Holdings, Inc., 4.625%, 11/15/27(1)	380,000	376,438
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	429,110
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	180,000	176,042
		1,743,504
Chemicals — 2.3%
CF Industries, Inc., 3.45%, 6/1/23	413,000	421,510
CF Industries, Inc., 4.95%, 6/1/43	500,000	540,525
Element Solutions, Inc., 5.875%, 12/1/25(1)	370,000	374,737
Huntsman International LLC, 5.125%, 11/15/22	195,000	206,655
Olin Corp., 5.125%, 9/15/27	360,000	337,646
Olin Corp., 5.625%, 8/1/29	500,000	460,637
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	631,479
		2,973,189

Commercial Services and Supplies — 2.3%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	366,458
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	514,595
Covanta Holding Corp., 5.875%, 3/1/24	606,000	613,511
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	555,000	554,001
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	512,553
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	382,275
		2,943,393
Communications Equipment — 0.9%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	67,781
CommScope Technologies LLC, 5.00%, 3/15/27(1)	575,000	519,633
CommScope, Inc., 5.50%, 3/1/24(1)	150,000	151,875
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	242,363
CommScope, Inc., 8.25%, 3/1/27(1)	200,000	205,892
		1,187,544
Consumer Finance — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	303,519
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	750,000	786,553
Ally Financial, Inc., 8.00%, 11/1/31	210,000	271,446
Navient Corp., 5.00%, 10/26/20	60,000	59,839
Navient Corp., 5.50%, 1/25/23	705,000	678,122
Navient Corp., MTN, 6.125%, 3/25/24	140,000	133,436
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	432,016
		2,664,931
Containers and Packaging — 4.2%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(2)	800,000	792,852
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	600,000	594,702
Ball Corp., 4.00%, 11/15/23	90,000	93,430
Ball Corp., 5.25%, 7/1/25	250,000	274,574
Berry Global, Inc., 5.125%, 7/15/23	330,000	332,919
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	845,000	864,532
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	472,494
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	90,974
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	248,425
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	395,146
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	785,000	789,047
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	471,075
		5,420,170
Diversified Financial Services — 0.7%
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	500,000	541,992
Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	353,236
		895,228
Diversified Telecommunication Services — 3.0%
Altice France SA, 7.375%, 5/1/26(1)	815,000	851,667
CenturyLink, Inc., 5.80%, 3/15/22	860,000	885,564
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	199,507
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	498,125
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	189,413
Level 3 Financing, Inc., 5.25%, 3/15/26	450,000	464,699
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	846,424
		3,935,399
Electric Utilities — 0.6%
NRG Energy, Inc., 7.25%, 5/15/26	530,000	560,377

Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	264,016
		824,393
Electronic Equipment, Instruments and Components — 0.3%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	360,749
Energy Equipment and Services — 0.4%
Nabors Industries, Inc., 4.625%, 9/15/21	38,000	29,735
Precision Drilling Corp., 5.25%, 11/15/24	375,000	251,871
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	216,250
		497,856
Entertainment — 1.2%
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	146,192
Netflix, Inc., 5.875%, 11/15/28	500,000	569,543
Netflix, Inc., 5.375%, 11/15/29(1)	750,000	824,790
		1,540,525
Equity Real Estate Investment Trusts (REITs) — 2.3%
Equinix, Inc., 5.375%, 5/15/27	520,000	568,524
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	400,022
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	488,547
Iron Mountain, Inc., 5.00%, 7/15/28(1)	269,000	263,452
Iron Mountain, Inc., 4.875%, 9/15/29(1)	500,000	486,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	495,271
SBA Communications Corp., 3.875%, 2/15/27(1)	320,000	319,106
		3,021,672
Food and Staples Retailing — 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	890,000	902,015
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	595,000	610,470
Rite Aid Corp., 6.125%, 4/1/23(1)	212,000	206,514
Rite Aid Corp., 7.50%, 7/1/25(1)	123,000	123,308
Sysco Corp., 5.65%, 4/1/25	170,000	199,083
		2,041,390
Food Products — 4.1%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	262,210
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	284,288
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	45,675
Kraft Heinz Foods Co., 3.00%, 6/1/26	500,000	505,826
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	22,000	23,019
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	950,000	981,497
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	492,120
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	478,448
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	753,898
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	940,306
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	258,953
Post Holdings, Inc., 4.625%, 4/15/30(1)	250,000	245,788
		5,272,028
Health Care Equipment and Supplies — 0.4%
Hologic, Inc., 4.375%, 10/15/25(1)	500,000	506,197
Health Care Providers and Services — 8.0%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,080
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	290,857
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	488,031
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	550,000	571,901
Centene Corp., 4.75%, 5/15/22	250,000	254,004
Centene Corp., 4.75%, 1/15/25	700,000	717,472
Centene Corp., 4.625%, 12/15/29	320,000	339,606

CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	542,748
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	57,215
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	49,833
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	127,000	47,546
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	315,000	246,203
DaVita, Inc., 5.125%, 7/15/24	532,000	541,842
DaVita, Inc., 5.00%, 5/1/25	722,000	738,967
DaVita, Inc., 4.625%, 6/1/30(1)	400,000	398,050
HCA, Inc., 7.69%, 6/15/25	500,000	571,823
HCA, Inc., 4.50%, 2/15/27	480,000	535,536
HCA, Inc., 3.50%, 9/1/30	430,000	414,588
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	501,223
IQVIA, Inc., 5.00%, 5/15/27(1)	300,000	307,566
LifePoint Health, Inc., 4.375%, 2/15/27(1)	400,000	379,000
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	421,838
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	134,238
Tenet Healthcare Corp., 8.125%, 4/1/22	400,000	420,720
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	774,930
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	483,105
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	60,000	58,931
		10,387,853
Hotels, Restaurants and Leisure — 6.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	498,347
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	450,000	441,846
Aramark Services, Inc., 5.00%, 2/1/28(1)	400,000	380,918
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	333,161
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	522,906
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	618,813
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	439,200
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	446,517
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	599,991
International Game Technology plc, 5.25%, 1/15/29(1)	200,000	195,500
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	257,039
Marriott International, Inc., 4.625%, 6/15/30	480,000	500,031
MGM Resorts International, 6.00%, 3/15/23	350,000	354,412
MGM Resorts International, 4.625%, 9/1/26	215,000	196,275
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	636,779
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	177,841
Scientific Games International, Inc., 7.25%, 11/15/29(1)	500,000	400,845
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	88,312
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	555,508
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	202,225
		7,846,466
Household Durables — 4.1%
Lennar Corp., 4.50%, 4/30/24	695,000	724,464
Mattamy Group Corp., 4.625%, 3/1/30(1)	330,000	317,367
MDC Holdings, Inc., 3.85%, 1/15/30	990,000	947,153
Meritage Homes Corp., 7.00%, 4/1/22	110,000	116,162
Meritage Homes Corp., 5.125%, 6/6/27	230,000	237,719
Newell Brands, Inc., 4.70%, 4/1/26	500,000	525,180
PulteGroup, Inc., 5.50%, 3/1/26	465,000	508,480
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(1)	320,000	326,301
Toll Brothers Finance Corp., 4.35%, 2/15/28	200,000	208,212
Toll Brothers Finance Corp., 3.80%, 11/1/29	500,000	504,015

TRI Pointe Group, Inc., 5.70%, 6/15/28	850,000	867,000
		5,282,053
Household Products — 1.0%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	371,868
Energizer Holdings, Inc., 4.75%, 6/15/28(1)(3)	600,000	590,082
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	334,550
		1,296,500
Insurance — 0.2%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	295,837
Interactive Media and Services — 0.4%
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	520,000	529,880
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	316,070
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	500,590
Media — 12.9%
Altice Financing SA, 7.50%, 5/15/26(1)	1,205,000	1,268,293
AMC Networks, Inc., 4.75%, 8/1/25	730,000	718,397
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	642,253
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	912,160
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	533,566
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	516,750
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	1,000,000	1,024,155
CSC Holdings LLC, 6.75%, 11/15/21	565,000	594,677
CSC Holdings LLC, 5.875%, 9/15/22	705,000	738,294
CSC Holdings LLC, 5.375%, 7/15/23(1)	460,000	466,992
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	208,373
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	252,172
CSC Holdings LLC, 5.50%, 4/15/27(1)	735,000	765,502
DISH DBS Corp., 5.00%, 3/15/23	435,000	434,571
DISH DBS Corp., 5.875%, 11/15/24	630,000	627,345
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	476,237
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	454,347
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	641,417
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	400,000	401,012
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	466,863
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	317,553
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	360,362
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	250,000	265,007
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	665,000	658,490
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	419,799
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	354,377
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	205,556
Videotron Ltd., 5.00%, 7/15/22	280,000	290,238
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,080,000	1,059,858
Ziggo BV, 5.50%, 1/15/27(1)	607,000	618,008
		16,692,624
Metals and Mining — 4.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	419,990
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	709,173
Cleveland-Cliffs, Inc., 7.00%, 3/15/27(1)	400,000	304,000
Constellium SE, 6.625%, 3/1/25(1)	835,000	847,011
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	299,274
Freeport-McMoRan, Inc., 3.55%, 3/1/22	49,000	49,109

Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	301,424
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	649,329
Novelis Corp., 5.875%, 9/30/26(1)	780,000	780,913
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	381,159
Teck Resources Ltd., 6.25%, 7/15/41	465,000	508,722
United States Steel Corp., 6.875%, 8/15/25	100,000	68,260
		5,318,364
Oil, Gas and Consumable Fuels — 8.7%
Aker BP ASA, 3.75%, 1/15/30(1)	500,000	471,358
Antero Resources Corp., 5.125%, 12/1/22	255,000	184,805
Antero Resources Corp., 5.625%, 6/1/23	155,000	99,684
Callon Petroleum Co., 6.25%, 4/15/23	235,000	89,743
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	279,026
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	95,484
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	494,438
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	498,850
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	347,627
CNX Resources Corp., 5.875%, 4/15/22	218,000	214,866
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	398,767
Denbury Resources, Inc., 9.00%, 5/15/21(1)(5)	255,000	99,530
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	260,122
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	400,000	410,732
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	113,574
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	53,878
Gulfport Energy Corp., 6.375%, 5/15/25	410,000	206,004
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	204,875
MEG Energy Corp., 7.00%, 3/31/24(1)	81,000	69,668
MEG Energy Corp., 6.50%, 1/15/25(1)	295,000	275,318
NuStar Logistics LP, 4.75%, 2/1/22	155,000	152,445
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	84,062
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	500,000	84,077
Occidental Petroleum Corp., 2.90%, 8/15/24	500,000	428,495
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	367,950
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	430,540
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	565,320
QEP Resources, Inc., 5.375%, 10/1/22	565,000	431,386
SM Energy Co., 5.00%, 1/15/24	365,000	198,430
Southwestern Energy Co., 6.20%, 1/23/25	555,000	476,945
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	827,526
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(1)	500,000	445,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	452,111
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	445,149
WPX Energy, Inc., 8.25%, 8/1/23	235,000	261,707
WPX Energy, Inc., 5.25%, 10/15/27	500,000	467,939
WPX Energy, Inc., 5.875%, 6/15/28	250,000	240,000
		11,227,431
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	279,125
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	177,000	176,576
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	710,976
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	818,448
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,000,000	942,740
Elanco Animal Health, Inc., 5.02%, 8/28/23	350,000	369,031

Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	781,545
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	268,989
		4,068,305
Professional Services — 0.4%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	550,000	564,094
Road and Rail — 1.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	800,000	818,000
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	174,659
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	573,834
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	513,282
		2,079,775
Software — 0.4%
NortonLifeLock, Inc., 4.20%, 9/15/20	500,000	501,250
Specialty Retail — 1.3%
AutoNation, Inc., 4.75%, 6/1/30	250,000	271,376
L Brands, Inc., 5.625%, 2/15/22	525,000	514,356
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	181,009
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	183,726
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	552,005
		1,702,472
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	347,374
NCR Corp., 8.125%, 4/15/25(1)	85,000	90,472
Western Digital Corp., 4.75%, 2/15/26	340,000	352,424
		790,270
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	473,862
Trading Companies and Distributors — 0.4%
Air Lease Corp., 3.875%, 7/3/23	118,000	119,590
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	331,213
		450,803
Wireless Telecommunication Services — 2.8%
Sprint Corp., 7.25%, 9/15/21	785,000	823,861
Sprint Corp., 7.875%, 9/15/23	380,000	428,448
Sprint Corp., 7.125%, 6/15/24	550,000	622,017
Sprint Corp., 7.625%, 2/15/25	280,000	323,655
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	365,118
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	465,552
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	528,813
		3,557,464
TOTAL CORPORATE BONDS (Cost $119,498,891)		117,637,655
PREFERRED STOCKS — 2.7%
Banks — 2.1%
BNP Paribas SA, 4.50%(1)	378,000	331,459
JPMorgan Chase & Co., 4.60%	800,000	714,280
Regions Financial Corp., 5.75%	800,000	825,440
Truist Financial Corp., 4.95%	800,000	820,000
		2,691,179
Consumer Finance — 0.6%
Discover Financial Services, 6.125%	805,000	827,701
TOTAL PREFERRED STOCKS (Cost $3,517,000)		3,518,880
EXCHANGE-TRADED FUNDS — 2.0%
iShares Broad USD High Yield Corporate Bond ETF	33,800	1,291,836

iShares iBoxx High Yield Corporate Bond ETF	15,400	1,256,948
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,577,577)		2,548,784
BANK LOAN OBLIGATIONS(4) — 0.5%
Health Care Providers and Services — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.68%, (1-month LIBOR plus 2.50%), 2/16/23	485,173	476,682
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.19%, (1-month LIBOR plus 3.00%), 6/2/25	209,162	203,882
TOTAL BANK LOAN OBLIGATIONS (Cost $693,003)		680,564
ASSET-BACKED SECURITIES — 0.2%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	188,646	163,315
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	194,839	158,547
TOTAL ASSET-BACKED SECURITIES (Cost $385,092)		321,862
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $1,788,156), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $1,753,814)		1,753,813
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,327,654), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $2,282,003)		2,282,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,657	14,657
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,050,470)		4,050,470
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $130,722,033)		128,758,215
OTHER ASSETS AND LIABILITIES — 0.3%		440,672
TOTAL NET ASSETS — 100.0%		$129,198,887

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $57,727,884, which represented 44.7% of total net assets.
(2)The security's rate was paid in cash at the last payment date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	117,637,655	—
Preferred Stocks	—	3,518,880	—
Exchange-Traded Funds	2,548,784	—	—
Bank Loan Obligations	—	680,564	—
Asset-Backed Securities	—	321,862	—
Temporary Cash Investments	14,657	4,035,813	—
	2,563,441	126,194,774	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.